Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Revenue Streams (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Online Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 6,220,037		¥ 3,927,486	¥ 3,716,757
Product
Disaggregation Of Revenue [Line Items]
Net revenues	6,654,893	$ 1,044,298	4,244,023	3,730,206
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,125,382	$ 176,597	614,176	201,652
Offline Channel | Product
Disaggregation Of Revenue [Line Items]
Net revenues	434,856		316,537	13,449
PJT Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	516,155		276,721	63,467
Paipai Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	520,944		304,965	120,384
Other Channel | Service
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 88,283		¥ 32,490	¥ 17,801